SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 25, 2021
Intangible assets with indefinite lives
Impairment loss of indefinite-lived intangible assets		$ 0	$ 0	$ 0
Income taxes
Income tax due to uncertain tax position and interest and penalties related to potential underpaid income tax expenses		0	0	0
Loss from operations		(19,469)	(27,227)	(57,407)
Cash used in operating activities		(18,978)	(11,723)	(28,402)
Working capital	$ 41,157
Equity Method Investment, Ownership Percentage					33.30%
Impairment loss of equity investments		0		6,155
impairment loss of available-for-sale of investment		0		2,000
Inventory Write-down		250	0	0
Inventory write off and write down				17,826
Prepayments written off				22,282
Goodwill impairment		0	0	9,288
Valuation allowance recognized for the inventories		250	0	0
Fair value change gain (loss) of contingent consideration		1,115	(1,027)	20,662
Accounts Receivable, Net, Current		1,618	474
Restricted cash		9,284	14,457
Cash deposit		9,284
Maximum borrowing capacity		8,277
Goodwill
Goodwill, Impairment Loss		0	0	9,288
Deferred Revenue, Current		2,622	602
Continuing operations
Income taxes
Goodwill impairment		0	0	9,288
Goodwill
Goodwill, Impairment Loss		0	0	9,288
Discontinued operations.
Income taxes
Goodwill impairment		0	0	74,091
Goodwill
Goodwill, Impairment Loss		$ 0	$ 0	$ 74,091
Maximum [Member]
Income taxes
Equity Method Investment, Ownership Percentage		50.00%
Minimum [Member]
Income taxes
Equity Method Investment, Ownership Percentage		20.00%